Note 35 - Purchase and sale commitments and future payment obligations- Purchase and sale commitments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	€ 36,815	€ 0	€ 0
Total [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	6,178	40,077	46,562
Total [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	27,262	0	0
Total [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	772	26,368	22,921
Total [Member] | Total [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	42,993	40,077	46,562
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	28,034	26,368	22,921
Central Banks [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	10,511	0	0
Central Banks [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	375	6,155	4,649
Central Banks [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	2,163	0	0
Central Banks [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	0	305	81
Credit Institutions [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	14,839	0	0
Credit Institutions [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	4,593	24,843	28,421
Credit Institutions [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	13,305	0	0
Credit Institutions [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	478	13,861	15,561
General Government [Member] | Financial Liabilities Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	11,466	0	0
General Government [Member] | Financial Assets Held For Trading [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	11,794	0	0
General Government [Member] | Financial Assets At Amortised Cost Member
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	294	12,202	7,279
Customer Deposits [Member] | Financial liabilities at amortized cost [Member]
Disclosure Of Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase Agreements	€ 1,209	€ 9,079	€ 13,491